UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04379
Plan Investment Fund, Inc.
(Exact Name of Registrant as specified in charter)
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Address of Principal Executive Offices) (Zip code)
Gerard T. Mallen, President
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Name and Address of Agent for Service)
COPY TO:

Robert F. Weber, Esq.
Seyfarth Shaw LLP
131 S. Dearborn Street
Chicago, Illinois 60603
Registrant’s telephone number, including area code: (630) 472-7700
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.
The registrant’s schedule of investments is as follows:

Government/REPO Portfolio
(Unaudited)
Schedule of Investments
March 31, 2009

				Amortized
Par Value		Interest Rate	Maturity	Cost
REPURCHASE AGREEMENTS — 100.0%
$150,000,000	Deutsche Bank Securities, Inc. To be repurchased at $150,001,042 (collateralized by $247,470,848 par amount of Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes, Federal Home Loan Mortgage Corporation Participating Certificates, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 4.50% to 7.00%; due 01/01/17 to 01/01/39; Total Market Value $154,500,001)	0.25%	04/01/09	$150,000,000
150,000,000	Goldman Sachs & Co. To be repurchased at $150,000,708 (collateralized by $199,458,684 par amount of Federal Home Loan Mortgage Corporation Adjustable Rate REMICS, 0.00% to 39.22%; due 06/15/24 to 07/15/37; Total Market Value $154,500,001)	0.17%	04/01/09	150,000,000
64,543,000	Morgan Stanley & Co., Inc. To be repurchased at $64,543,448 (collateralized by $82,487,918 par amount of Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes, Federal National Mortgage Association Bonds and Federal National Mortgage Association Adjustable Rate Bonds, 5.94% to 6.50%; due 08/01/36 to 02/01/37; Total Market Value $66,479,295)	0.25%	04/01/09	64,543,000
155,000,000	RBS Greenwich Capital Markets, Inc. To be repurchased at $155,001,206 (collateralized by $154,255,000 par amount of U.S. Treasury Note, 2.00%; due 11/30/13; Total Market Value $158,100,320)	0.28%	04/01/09	155,000,000
125,000,000	UBS Securities LLC To be repurchased at $125,000,972 (collateralized by $166,055,863 par amount of Federal Home Loan Mortgage Association Participating Certificates, 5.00% to 6.00%; due 08/01/35 to 11/01/37; Total Market Value $128,751,686)	0.28%	04/01/09	125,000,000

	Total Repurchase Agreements (Cost $644,543,000)			644,543,000

Government/REPO Portfolio
(Unaudited)
Schedule of Investments
March 31, 2009
Concluded

Amortized
Cost
Total Investments — 100.0% (Cost $644,543,000 ) *	$644,543,000

Liabilities in excess of Other Assets— 0.0%	(153,582)

Net Assets — 100.0%	$644,389,418

Net Asset Value	$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
FAS 157 DISCLOSURE
The following is a summary of the inputs used, as of March 31, 2009, in valuing the Government/REPO Portfolio’s net assets:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	644,543,000
Level 3 — Significant Unobservable Inputs	—

Total	$644,543,000

Money Market Portfolio
(Unaudited)
Schedule of Investments
March 31, 2009

				Amortized
Par Value		Interest Rate	Maturity	Cost
AGENCY OBLIGATIONS — 11.9%
$25,000,000	Federal Home Loan Bank Discount Note (1)	1.80%	05/13/09	$24,947,500
8,835,000	Federal Home Loan Bank Variable Rate Note (1)(2)	0.72%	02/05/10	8,835,000
10,095,000	Federal Home Loan Bank Variable Rate Note (1)(2)	0.81%	02/26/10	10,095,000
25,000,000	Federal Home Loan Mortgage Corp. Discount Note (1)	0.58%	08/10/09	24,947,236
45,000,000	Federal Home Loan Mortgage Corp. Discount Note (1)	0.58%	09/08/09	44,884,000
7,000,000	Federal Home Loan Mortgage Corp. Discount Note (1)	0.72%	11/05/09	6,969,480
6,230,000	Federal National Mortgage Association Discount Note (1)	0.25%	05/11/09	6,228,270
5,600,000	Federal National Mortgage Association Discount Note (1)	2.00%	05/14/09	5,586,622
15,000,000	Federal National Mortgage Association Discount Note (1)	1.22%	05/15/09	14,977,633
10,000,000	Federal National Mortgage Association Discount Note (1)	1.30%	06/22/09	9,970,389

	Total Agency Obligations (Cost $157,441,130)			157,441,130

BANK OBLIGATIONS — 41.0%

DOMESTIC CERTIFICATES OF DEPOSIT — 10.2%
15,000,000	Chase Bank USA NA	0.52%	07/15/09	15,000,000
10,000,000	Citibank NA	0.55%	04/09/09	10,000,000
30,000,000	Citibank NA	0.35%	04/13/09	30,000,000
25,000,000	State Street Bank & Trust Co.	0.85%	04/27/09	25,000,000
35,000,000	State Street Bank & Trust Co.	0.94%	05/12/09	35,000,000
20,000,000	State Street Bank & Trust Co.	1.05%	06/15/09	20,000,000

				135,000,000

YANKEE CERTIFICATES OF DEPOSIT — 30.8%
20,000,000	Banco Bilbao Vizcaya Argentaria, New York	0.81%	04/29/09	20,000,155
16,300,000	Banco Bilbao Vizcaya Argentaria, New York	0.97%	07/01/09	16,300,411
20,000,000	Banco Bilbao Vizcaya Argentaria, New York	1.16%	08/03/09	20,000,685
10,000,000	Banco Santander, New York	2.78%	05/12/09	10,000,000
45,000,000	Barclays Bank PLC, New York	0.95%	04/14/09	45,000,000
1,000,000	BNP Paribas SA, New York	0.63%	04/17/09	1,000,000
25,000,000	BNP Paribas SA, New York	1.01%	05/19/09	25,000,000
7,000,000	BNP Paribas SA, New York	0.87%	06/02/09	7,000,000
9,000,000	BNP Paribas SA, New York	2.29%	06/08/09	9,000,000
40,000,000	BNP Paribas SA, New York	1.17%	07/08/09	40,000,000
40,000,000	DNB NOR Bank ASA, New York	0.84%	06/08/09	40,000,000
30,000,000	DNB NOR Bank ASA, New York	0.87%	06/09/09	30,000,000
30,000,000	Rabobank Nederland NV, New York	0.70%	07/13/09	30,000,000
10,000,000	Rabobank Nederland NV, New York	0.85%	08/03/09	10,000,000
11,550,000	Royal Bank of Scotland, New York	1.32%	06/30/09	11,550,000
10,000,000	Sanpaolo IMI SPA, New York	2.85%	05/12/09	10,000,000
25,000,000	Societe Generale, New York	0.95%	05/28/09	25,000,000

Money Market Portfolio
(Unaudited)
Schedule of Investments
March 31, 2009
Continued

				Amortized
Par Value		Interest Rate	Maturity	Cost
BANK OBLIGATIONS (continued)
$7,500,000	Societe Generale, New York	1.60%	06/17/09	$7,500,000
38,000,000	Svenska Handelsbanken, New York	0.96%	06/04/09	38,000,674
5,450,000	Toronto Dominion Bank, New York	2.50%	06/09/09	5,450,000
9,050,000	Toronto Dominion Bank, New York	2.42%	06/11/09	9,050,000

	Total Yankee Certificates of Deposit			409,851,925

	Total Bank Obligations (Cost $544,851,925)			544,851,925

CORPORATE DEBT — 41.7%

COMMERCIAL PAPER — 41.1%

ASSET BACKED SECURITIES — 19.5%
20,000,000	Atlantis One Funding Corp.	0.75%	05/11/09	19,983,333
30,000,000	Atlantis One Funding Corp.	0.75%	06/03/09	29,960,625
6,500,000	Barton Capital LLC	0.42%	04/08/09	6,499,469
2,500,000	CAFCO LLC	0.40%	04/14/09	2,499,639
32,000,000	Charta LLC	0.72%	04/20/09	31,987,840
45,000,000	CRC Funding LLC	0.83%	05/04/09	44,965,763
24,000,000	Liberty Street Funding LLC	0.70%	04/27/09	23,987,867
15,000,000	Nieuw Amsterdam Receivables	1.10%	06/15/09	14,965,625
40,000,000	Old Line Funding LLC	0.65%	05/06/09	39,974,722
44,100,000	Park Avenue Receivables Corp.	0.55%	06/12/09	44,051,490

				258,876,373

BANKS — 19.7%
20,000,000	Barclays US Funding Corp.	0.90%	04/14/09	19,993,500
50,000,000	CBA (DE) Finance, Inc.	0.79%	05/04/09	49,963,792
30,000,000	ING (US) Funding LLC	1.30%	04/07/09	29,993,500
25,000,000	ING (US) Funding LLC	1.14%	04/30/09	24,977,042
40,000,000	JPMorgan Chase Funding, Inc.	0.60%	05/07/09	39,976,000
18,000,000	Nordea North America, Inc./DE	1.20%	04/03/09	17,998,800
10,000,000	Rabobank USA Financial Corp.	0.75%	06/02/09	9,987,083
9,000,000	Societe Generale North America, Inc.	1.00%	05/18/09	8,988,250
5,000,000	Societe Generale North America, Inc.	0.96%	06/03/09	4,991,600
30,000,000	Societe Generale North America, Inc.	1.39%	07/07/09	29,887,642
10,000,000	UBS Finance (DE) LLC	1.40%	04/03/09	9,999,222
16,000,000	UBS Finance (DE) LLC	1.50%	04/13/09	15,992,000

				262,748,431

FINANCE SERVICES — 1.9%
25,000,000	Toyota Motor Credit Corp.	1.15%	04/14/09	24,989,618

	Total Commercial Paper			546,614,422

NOTES AND BONDS — 0.6%

BANKS — 0.5%
1,385,000	HSBC USA Inc. (2)	1.56%	10/15/09	1,385,000
4,900,000	Wachovia Bank NA (2)	1.66%	05/01/09	4,900,000

				6,285,000

Money Market Portfolio
(Unaudited)
Schedule of Investments
March 31, 2009
Continued

				Amortized
Par Value		Interest Rate	Maturity	Cost
CORPORATE DEBT (continued)

INSURANCE — 0.1%
$2,000,000	ING USA Global Funding Trust VI (2)	1.75%	09/18/09	$2,000,000

	Total Notes and Bonds			8,285,000

	Total Corporate Debt (Cost $554,899,422)			554,899,422

U.S. TREASURY OBLIGATIONS — 2.8%
8,000,000	U.S. Treasury Bill	0.29%	05/14/09	7,997,229
10,000,000	U.S. Treasury Bill	0.29%	05/15/09	9,996,443
10,200,000	U.S. Treasury Bill	0.33%	05/21/09	10,195,396
9,500,000	U.S. Treasury Bill	0.45%	08/13/09	9,484,264

	Total U.S. Treasury Obligations (Cost $37,673,332)			37,673,332

REPURCHASE AGREEMENT — 0.7%
9,643,000
Deutsche Bank Securities, Inc. To be repurchased at $9,643,067 (collateralized by $8,470,800 par amount of U.S. Treasury Bond and Note, 4.50% to 6.38%; due 04/30/12 to 08/15/27; Total Market Value $9,835,928)

		0.25%	04/01/09	9,643,000

	Total Repurchase Agreements
	(Cost $9,643,000)			9,643,000

	Total Investments — 98.1% (Cost $1,304,508,809 ) *			$1,304,508,809

	Other Assets in excess of Liabilities — 1.9%			24,884,089

	Net Assets — 100.0%			$1,329,392,898

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

(1)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(2)	The rate shown is the rate as of March 31, 2009, and the date shown is the final maturity date.

(3)	If applicable, the rate shown is the rate as of March 31, 2009 and the date shown is the date on which principal and accrued interest may be recovered through demand.

DE	Delaware

NA	National Association

Money Market Portfolio
(Unaudited)
Schedule of Investments
March 31, 2009
Concluded
FAS 157 DISCLOSURE
The following is a summary of the inputs used, as of March 31, 2009, in valuing the Money Market Portfolio’s net assets:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	1,304,508,809
Level 3 — Significant Unobservable Inputs	—

Total	$1,304,508,809

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Plan Investment Fund, Inc.

By: Name:	/s/ Gerard T. Mallen Gerard T. Mallen
Title:	President and Chief Executive Officer
Date:	May 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Gerard T. Mallen Gerard T. Mallen
Title:	Principal Executive Officer
Date:	May 27, 2009

By: Name:	/s/ Dale E. Palka Dale E. Palka
Title:	Principal Financial Officer
Date:	May 27, 2009